Liabilities Subject To Compromise - Schedule of Accounting Adjustments in Restructured Prepetition Liabilities (Detail) - BRL (R$) R$ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders			R$ 32,314,638
BNDES			3,326,952
Other loans and financing			13,487,957
Derivative financial instrument			104,694	R$ 104,694
Trade payables			2,139,312	2,158,852
Provision for civil contingencies-Anatel			9,333,795	7,764,994
Provison for pension plan			560,046	560,046
Other			43,333
Provision for labor contingencies			899,226	752,485
Provision for civil-other claims			2,929,275	3,096,487
Total-Liabilities subject to compromise	[1]		R$ 65,139,228	R$ 63,746,124
Bondholders		R$ 6,667,519
BNDES - Loans and financing		3,550,622
Other loans and financing		5,918,314
Anatel (AGU) and other trade payables		3,917,343
Provision for labor, civil and Anatel contingencies		4,182,489
Provison for pension plan		560,046
Total-Liabilities not subject to compromise		24,796,333
Reclassification [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders		(32,314,638)
BNDES		(3,326,952)
Other loans and financing		(13,487,957)
Derivative financial instrument		(104,694)
Trade payables		(2,139,312)
Provision for civil contingencies-Anatel		(9,333,795)
Provison for pension plan		(560,046)
Other		(43,333)
Provision for labor contingencies		(1,036,172)
Provision for civil-other claims		(2,218,538)
Total-Liabilities subject to compromise		(64,565,437)
Bondholders		32,314,638
BNDES - Loans and financing		3,326,952
Other loans and financing		13,592,651
Anatel (AGU) and other trade payables		10,588,661
Provision for labor, civil and Anatel contingencies		4,182,489
Provison for pension plan		560,046
Total-Liabilities not subject to compromise		64,565,437
Mediations and Other [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Provision for labor contingencies		136,946
Provision for civil-other claims		(710,737)
Total-Liabilities subject to compromise		(573,791)
Bondholders		(161,600)
Other loans and financing		50,375
Anatel (AGU) and other trade payables		645,300
Total-Liabilities not subject to compromise		534,075
Haircut [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders		(11,054,126)
Anatel (AGU) and other trade payables		(1,715,514)
Total-Liabilities not subject to compromise		(12,769,640)
Equity [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders		(11,613,980)
Total-Liabilities not subject to compromise		(11,613,980)
Fair Value [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders	[2]	(5,085,657)
Other loans and financing	[2]	(9,403,185)
Anatel (AGU) and other trade payables	[2]	(5,704,607)
Total-Liabilities not subject to compromise	[2]	(20,193,449)
Financial Charges [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders		2,268,244
BNDES - Loans and financing		223,670
Other loans and financing		1,678,473
Anatel (AGU) and other trade payables		103,503
Total-Liabilities not subject to compromise		R$ 4,273,890

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.
[2]	Calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.